Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended			36 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 USD ($) vessel m³	Dec. 31, 2024 USD ($) vessel m³	Dec. 31, 2023 USD ($) vessel m³	Dec. 31, 2022 USD ($) vessel m³	Dec. 31, 2026	Jan. 27, 2025 m³	Jan. 25, 2025 vessel	Dec. 31, 2021 USD ($)
Stonepeak Transaction [Line Items]
Number of vessels | vessel		10	15	10
Other (expense) income			$ (16,032)	$ 21,110	$ (8,192)
Restricted cash – current		$ 2,910	9,210	2,910	42,376				$ 11,888
Long-term debt, current maturities		107,820	177,093	107,820
Advances on newbuilding contracts (note 14a)		$ 228,562	$ 243,186	$ 228,562
Number of EUAs			915
number of newbuildings on order | vessel		5	5	5
Other Commitments [Line Items]
EU ETS emission inclusion percentage [Axis]			40.00%
Number of EUAs			915
EUA purchase amount			$ 100
Voyage revenues			710,744	$ 726,791	624,480
Other general expenses		$ 2,797	3,171	2,797
Other current assets (note 14f)		1,294	6,619	1,294
Working Capital Surplus (Deficit)			187,300
Current portion of long-term debt (note 10)		$ 107,820	$ 177,093	$ 107,820
Regulatory period						three
number of newbuildings on order | vessel		5	5	5
EU ETS emission inclusion percentage, Year 1			70.00%
EU ETS emission inclusion percentage, Year 2			100.00%
United Kingdom
Stonepeak Transaction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	25.00%
Equity Method Investee
Stonepeak Transaction [Line Items]
Advances on newbuilding contracts (note 14a)			$ 70,300
Sublease payments
Stonepeak Transaction [Line Items]
Operating lease, payments		$ 360,300	$ 387,600	$ 360,300
Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Number of vessels | vessel			2
Time charter in contract			20 years
Length of charter contract (in years)			20 years
Carrying value of guarantee liability		4,300	$ 3,800	4,300
Teekay Tangguh Joint Venture | Sublease payments
Stonepeak Transaction [Line Items]
Operating lease, payments		27,500		27,500	$ 23,900
Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other current assets (note 14f)			6,400
Unasserted Claim | Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Estimated tax indemnification		1,600	1,600	1,600
Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other general expenses			$ 18,400
Exmar LPG Joint Venture
Stonepeak Transaction [Line Items]
Number of vessels | vessel			18
Carrying value of guarantee liability		$ 900	$ 700	$ 900
number of newbuildings on order | vessel			6		2
Volume of vessels (in cubic meter) | m³		45,000	45,000	45,000	45,000
Other Commitments [Line Items]
number of newbuildings on order | vessel			6		2
Unrecorded Unconditional Purchase Obligation [Line Items]
Volume of vessels (in cubic meter) | m³		45,000	45,000	45,000	45,000
Exmar LPG Joint Venture | Subsequent Event
Stonepeak Transaction [Line Items]
number of newbuildings on order | vessel								1
Volume of vessels (in cubic meter) | m³							40,000
Other Commitments [Line Items]
number of newbuildings on order | vessel								1
Unrecorded Unconditional Purchase Obligation [Line Items]
Volume of vessels (in cubic meter) | m³							40,000
EUA commitment | Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other general expenses			$ 100
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Estimated tax indemnification		$ 1,100	1,100	$ 1,100
EU ETS emission inclusion percentage [Domain]
Other Commitments [Line Items]
Other general expenses		0	18,356	0
Advances to affiliates
Other Commitments [Line Items]
Due from Affiliates, Current		$ 22,718	19,679	22,718
Voyage revenues			132,305	$ 119,098	$ 114,592
Advances to affiliates | Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Due from Affiliates, Current			$ 11,500
Teekay Tangguh Joint Venture | Seapeak LLC
Stonepeak Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			70.00%
Teekay Tangguh Joint Venture | Seapeak LLC | Unasserted Claim
Stonepeak Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			70.00%